FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
The following table summarizes information about the assets and liabilities that are measured at fair value on a recurring basis at September 30, 2025 and December 31, 2024:

	September 30, 2025
	Carrying Value	Fair value
		Level 1	Level 2	Level 3(A)	Total
Assets
Cash and cash equivalents	$1,097,123	$1,097,123	$—	$—	$1,097,123
Restricted cash	64,590	64,590	—	—	64,590
Digital assets(B)	108,680	110,185	—	—	110,185
Distressed asset claims(C)	3,068	—	—	3,068	3,068
Marketable securities, at fair value(D)	239,694	—	201,386	38,308	239,694
Loans held for sale, at fair value	389,032	—	—	389,032	389,032
Loan servicing assets, at fair value	100,000	—	—	100,000	100,000
Treasury note futures	11	11	—	—	11
Total assets	$2,002,198	$1,271,909	$201,386	$530,408	$2,003,703

Liabilities
Digital asset collateral repayment obligation(E)	$85,016	$85,016	$—	$—	$85,016
Certificate repayment obligation(E)	18,962	—	18,962	—	18,962
Total liabilities	$103,978	$85,016	$18,962	$—	$103,978

	December 31, 2024
	Carrying Value	Fair value
		Level 1	Level 2	Level 3(A)	Total
Assets
Cash and cash equivalents	$287,256	$287,256	$—	$—	$287,256
Restricted cash	57,777	57,777	—	—	57,777
Digital assets(B)	86,036	86,036	—	—	86,036
Distressed asset claims(C)	7,589	—	—	7,589	7,589
Marketable securities, at fair value(D)	163,489	—	128,983	34,506	163,489
Loans held for sale, at fair value	395,922	—	—	395,922	395,922
Loan servicing assets, at fair value	88,497	—	—	88,497	88,497
Total assets	$1,086,566	$431,069	$128,983	$526,514	$1,086,566

Liabilities
Digital asset collateral repayment obligation(E)	$64,447	$64,447	$—	$—	$64,447
Total liabilities	$64,447	$64,447	$—	$—	$64,447
__________________
(A)See Notes 4 and 5 regarding changes in the carrying values of servicing assets and loans, respectively. There were no transfers of Level 3 instruments to, or from, other fair value levels during the periods presented.
(B)Included in “Digital assets” in the Condensed Consolidated Balance Sheets and represents digital assets held for sale at fair value, and excludes digital assets held at cost that are considered intangible assets.
(C)Included in “Other current assets” in the Condensed Consolidated Balance Sheets.
(D)Residual interest securities and non-rated securities in securitizations not considered debt securities are included within Level 3 of the fair value hierarchy.
(E)Included in “Debt, current” in the Condensed Consolidated Balance Sheets.
The following table summarizes information about the liabilities that are not measured at fair value on a recurring basis at September 30, 2025 and December 31, 2024:

	September 30, 2025
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
Liabilities
Financed Retained Interests(A)	$199,129	$—	$198,444	$—	$198,444
Total liabilities	$199,129	$—	$198,444	$—	$198,444

	December 31, 2024
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
Liabilities
Financed Retained Interests(A)	$128,101	$—	$127,327	$—	$127,327
Total liabilities	$128,101	$—	$127,327	$—	$127,327
__________________
(A)Financed retained interests classified as Level 2 in the fair value hierarchy were valued with a discounted cash flow model using collateral contractual terms and discount rates of similar instruments that include default and prepayment expectations as observable inputs.
The following table summarizes information about the assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024 and 2023:

	December 31, 2024
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3(A)	Total
Assets
Cash and cash equivalents	$287,256	$287,256	$—	$—	$287,256
Restricted cash	57,777	57,777	—	—	57,777
Digital assets(B)	86,036	86,036	—	—	86,036
Distressed asset claims(C)	7,589	—	—	7,589	7,589
Marketable securities, at fair value(D)	163,489	—	128,983	34,506	163,489
Loans held for sale, at fair value	395,922	—	—	395,922	395,922
Loan servicing assets, at fair value	88,497	—	—	88,497	88,497
Total assets	$1,086,565	$431,069	$128,983	$526,514	$1,086,565

Liabilities
Digital asset collateral repayment obligation(E)	$64,447	$64,447	$—	$—	$64,447
Total liabilities	$64,447	$64,447	$—	$—	$64,447

	December 31, 2023
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3(A)	Total
Assets
Cash and cash equivalents	$116,548	$116,548	$—	$—	$116,548
Restricted cash	59,232	59,232	—	—	59,232
Digital assets	5,865	5,865	—	—	5,865
Marketable securities, at fair value(D)	37,066	—	24,318	12,748	37,066
Loans held for sale, at fair value	255,516	—	—	255,516	255,516
Loan held for investment, at fair value	61,337	—	—	61,337	61,337
Loan servicing assets, at fair value	55,860	—	—	55,860	55,860
Total assets	$591,424	$181,645	$24,318	$385,461	$591,424
__________________
(A)See Notes 4 and 5 regarding changes in the carrying values of servicing assets and loans, respectively. There were no transfers of Level 3 instruments to, or from, other fair value levels during the periods presented.
(B)Included in Digital Assets on the Consolidated Balance Sheets and represents digital assets held for sale at fair value and excludes digital assets held at cost that are considered intangible assets.
(C)Included in Other Assets on the Consolidated Balance Sheets.
(D)Residual interest securities and non-rated securities in securitization not considered debt securities are included within Level 3 of the fair value hierarchy.
(E)Included in Other Liabilities on the Consolidated Balance Sheets.
The following table summarizes information about the liabilities that are not measured at fair value on a recurring basis at December 31, 2024 and 2023:

	December 31, 2024
	Carrying Value	Fair Value
		Level 1	Level 2(A)	Level 3	Total
Liabilities
Financed Retained Interests	$128,101	$—	$127,327	$—	$127,327
Total liabilities	$128,101	$—	$127,327	$—	$127,327

	December 31, 2023
	Carrying Value	Fair Value
		Level 1	Level 2(A)	Level 3	Total
Liabilities
Financed Retained Interests	$25,048	$—	$24,667	$—	$24,667
Total liabilities	$25,048	$—	$24,667	$—	$24,667
__________________
(A)The fair value of financed retained interests was classified as Level 2 and valued using a discounted cash flow model, with key inputs relating to the underlying contractual coupons, terms, discount rate and expectations for defaults and prepayments.

Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table summarizes activities involving the Company’s marketable securities that are measured at fair value and classified within Level 3 of the fair value hierarchy for the nine months ended September 30, 2025 and 2024:

Balance at December 31, 2023	$11,952
Purchases(A)	16,527
Sales	(872)
Principal payments	(1,002)
Change in fair value(B)	870
Balance at September 30, 2024	27,475

Balance at December 31, 2024	34,506
Purchases(A)	12,333
Principal payments	(9,430)
Change in fair value(B)	897
Balance at September 30, 2025	$38,306
__________________
(A)Includes premiums paid on the purchased notes.
(B)Included in “Gain on sale of loans, net” in the Condensed Consolidated Statements of Operations.
The following table summarizes activities involving the Company’s marketable securities that are measured at fair value and classified within Level 3 of the fair value hierarchy for the years ended December 31, 2024 and 2023:

Balance at December 31, 2022	$—
Purchases(A)	16,177
Sales	(602)
Principal payments	(1,576)
Change in fair value(B)	(2,047)
Balance at December 31, 2023	11,952
Purchases(A)	24,440
Sales	(872)
Principal payments	(2,184)
Change in fair value(B)	1,170
Balance at December 31, 2024	$34,506
__________________
(A)Includes premiums paid on the purchased notes.
(B)Included in Gain on sale of loans, net in the Consolidated Statements of Operations.

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The Company used the following unobservable inputs that it considers significant to value the financial assets and liabilities carried at fair value and classified within Level 3 of the fair value hierarchy:

	September 30, 2025
	Fair Value	Discount Rate (A) (%)	CPR (B) (%)	CDR (C) (%)	Servicing Rate (D) (%)	Loss Severity (E)
Marketable Securities
Residual interest securities	$38,308	11.5% - 24.6% 18.3%	16.2% - 20.8% 18.8%	—% - 2.4% 1.2%	n.a	n.a
Servicing Assets
HELOC loans	$98,120	13.0% - 13.0% 13.0%	—% - 32.5% 13.7%	—% - 4.9% 0.8%	0.3%	n.a
Mortgage loans	1,880	9.5% - 10.5% 10.3%	3.6% - 8.0% 5.3%	—% - 1.1% 0.4%	—%	n.a
Total / Weighted average(F)	$100,000	12.9%	13.5%	0.7%	0.3%

Loans Held for Sale
HELOC loans(G)	$323,184	4.9% - 8.9% 6.5%	2.6% - 39.6% 15.6%	—% - 94.3% 1.6%	n.a	—% - 97.6% 28.4%
Personal loans(H)	62,935	8.9% - 11.5% 10.2%	—% - —% —%	—% - —% —%	n.a	—% - —% —%
Other(I)	2,913	6.2% - 8.7% 7.1%	18.0% - 40.4% 24.7%	1.3% - 8.7% 6.1%	n.a	88.0% - 92.0% 90.0%
Total / Weighted average(F)	$389,032	5.5%	13.1%	1.4%

	December 31, 2024
	Fair Value	Discount Rate(A) (%)	CPR(B) (%)	CDR(C) (%)	Servicing Rate(D) (%)	Loss Severity(E)
Marketable Securities
Residual interest securities	$34,506	14.5% - 24.0% 19.7%	15.2% - 20.1% 17.7%	1.5% - 1.7% 1.6%	n.a	n.a
Servicing Assets
HELOC loans	$86,465	13.0% - 13.0% 13.0%	1.0% - 33.0% 14.4%	—% - 4.4% 0.7%	0.2%	n.a
Mortgage loans	2,032	10.0% - 11.0% 10.8%	3.9% - 8.2% 5.7%	—% - 1.0% 0.2%	—%	n.a
Total / Weighted average(F)	$88,497	12.9%	14.2%	0.7%	0.2%

Loans Held for Sale
HELOC loans(G)	$366,154	6.4% - 10.1% 7.6%	1.3% - 32.4% 13.6%	1.5% - 1.7% 1.6%	n.a	16.6% - 44.2% 32.4%
Other(I)	3,829	5.1% - 8.7% 6.9%	17.9% - 99.7% 25.6%	0.4% - 10.2% 7.7%	n.a	88.0% - 92.0% 90.0%
Total / Weighted average(F)	$369,983	7.6%	13.7%	1.7%
__________________
(A)Significant increases (decreases) in the discount rate, in isolation, would result in a significantly lower (higher) fair value measurement.
(B)Significant increases (decreases) in the CPR, in isolation, would result in a significantly lower (higher) fair value measurement.
(C)Significant increases (decreases) in the CDR, in isolation, would result in a significantly lower (higher) fair value measurement.
(D)Significant increases (decreases) in the servicing rate in excess of servicing costs, in isolation, would result in a significantly higher (lower) fair value measurement. Values represent the weighted average total mortgage servicing amount, net of subservicing costs.
(E)Significant increases (decreases) in the severity, in isolation, would result in a significantly lower (higher) fair value measurement.
(F)Unobservable inputs were weighted by respective fair value of each class.
(G)HELOC loans are measured at estimated fair value using a discounted cash flow valuation methodology, more specifically a residential mortgage cash flow model.
(H)Personal loans are measured at estimated fair value using a discounted cash flow valuation methodology, more specifically a loan cash flow model.
(I)Personal unsecured loans included in “Other” are measured at estimated fair value using a discounted cash flow valuation methodology, more specifically a loan cash flow model. The Company uses an estimated recovery from collections and recent sales to fair value personal loans that are 30 days past due; the fair value of such loans at September 30, 2025 and December 31, 2024 were not material.
The following tables summarize the estimated change in fair value of assets carried at fair value and classified within Level 3 of the fair value hierarchy for the unobservable inputs in “—Significant Valuation Inputs” at September 30, 2025. Each of the following sensitivity analyses is hypothetical and is provided for illustrative purposes only. There are certain limitations inherent in the sensitivity analyses presented. In particular, the results are calculated by stressing a particular economic assumption independent of changes in any other assumption; in practice, changes in one factor may result in changes in another, which might counteract or amplify the sensitivities. Also, changes in the fair value based on the following variations in an assumption generally may not be extrapolated because the relationship of the change in the assumption to the change in fair value may not be linear.

	-2%		-1%		+1%		+2%
	$	%	$	%	$	%	$	%
Discount Rate
Marketable Securities
Residual interest securities	$780	3.9%	$380	1.9%	$(360)	(1.8)%	$(703)	(3.5)%
Servicing Assets
HELOC loans	5,920	6.2	2,874	3.0	(2,702)	(2.8)	(5,261)	(5.5)
Mortgage loans	238	12.6	114	6.1	(105)	(5.6)	(202)	(10.8)
Loans Held for Sale
HELOC loans	16,052	3.4	10,890	2.3	(14,240)	(3.0)	(29,376)	(6.2)
Personal loans	62,297	0.7	62,155	0.5	(61,446)	(0.7)	(61,042)	(1.3)

	-20%		-10%		+10%		+20%
	$	%	$	%	$	%	$	%
CPR
Marketable Securities
Residual interest securities	$1,001	5.0%	$513	2.6%	$(464)	(2.3)%	$(884)	(4.4)%
Servicing Assets
HELOC loans	6,044	6.3	2,922	3.1	(2,740)	(2.9)	(5,309)	(5.6)
Mortgage loans	125	6.7	61	3.3	(59)	(3.1)	(115)	(6.1)
Loans Held for Sale
HELOC loans	815	0.2	488	0.1	(544)	(0.1)	(1,245)	(0.3)
Personal loans	—	—	—	—	—	—	—	—
CDR
Marketable Securities
Residual interest securities	274	1.4	136	0.7	(135)	(0.7)	(269)	(1.4)
Servicing Assets
HELOC loans	—	—	—	—	—	—	—	—
Loans Held for Sale
HELOC loans	1,599	0.3	807	0.2	(819)	(0.2)	(1,628)	(0.4)
Personal loans	—	—	—	—	—	—	—	—
Servicing Rate
Servicing Assets
HELOC loans	8,002	8.4	4,001	4.2	(4,001)	(4.2)	(8,002)	(8.4)
The Company used the following unobservable inputs that it considers significant to value the financial assets and liabilities carried at fair value and classified within Level 3 of the fair value hierarchy:

	December 31, 2024
	Fair Value	Discount Rate(A) (%)	CPR(B) (%)	CDR(C) (%)	Servicing Rate(D) (%)	Loss Severity(E)
Marketable Securities
Residual interest securities	$34,506	14.5% - 24.0% 19.7%	15.2% - 20.1% 17.7%	1.5% - 1.7% 1.6%	n.a.	n.a.
Servicing Assets
HELOC loans	$86,465	13.0% - 13.0% 13.0%	1.0% - 33.0% 14.4%	—% - 4.4% 0.7%	0.2%	n.a.
Mortgage loans	2,032	10.0% - 11.0% 10.8%	3.9% - 8.2% 5.7%	—% - 1.0% 0.2%	n.m.	n.a.
Total / Weighted average(F)	$88,497	12.9%	14.2%	0.7%	0.2%	n.a.
Loans Held for Sale(G)
HELOC loans	$366,154	6.4% - 10.1% 7.6%	1.3% - 32.4% 13.6%	1.5% - 1.7% 1.6%	n.a.	16.6% - 44.2% 32.4%
Other	3,829	5.1% - 8.7% 6.9%	17.9% - 99.7% 25.6%	0.4% - 10.2% 7.7%	n.a.	88.0% - 92.0% 90.0%
Total / Weighted average(F)	$369,983	7.6%	13.7%	1.7%	—

	December 31, 2023
	Fair Value	Discount Rate(A) (%)	CPR(B) (%)	CDR(C) (%)	Servicing Rate(D) (%)	Loss Severity(E)
Marketable Securities
Residual interest securities	$11,952	21.0% - 21.3% 21.2%	13.6%- 30.0% 16.7%	0.5% - 48.9% 1.3%	n.a.	n.a.
Servicing Assets
HELOC loans	$53,645	12.0% - 14.0% 13.0%	10.0% - 19.4% 14.6%	0.3% - 2.3% 1.1%	0.1%	n.a.
Mortgage loans	2,215	9.0% - 11.0% 10.0%	4.2% - 7.4% 5.0%	0.1% - 0.5% 0.2%	n.m.	n.a.
Total / Weighted average(F)	$55,860	12.9%	14.2%	1.1%	0.1%	n.a.
Loans Held for Sale(G)
HELOC loans	$244,670	7.6% - 17.7% 10.6%	0.4% - 21.0% 16.0%	0.5% - 48.9% 1.3%	n.a.	39.6% - 58.1% 48.4%
Other	10,846	6.5% - 10.1% 8.2%	13.8% - 45.6% 23.5%	1.4% - 11.2% 7.4%	n.a.	88.0% - 92.0% 90.0%
Total / Weighted average(F)	$255,516	10.5%	16.3%	1.6%	n.a.	50.2
Loans Held for Investment
HELOC loans	$61,337	7.7% - 19.5% 10.9%	0.3% - 19.0% 14.0%	0.2% - 63.7% 1.6%	n.a.	37.6% - 60.0% 67.0%
__________________
(A)Significant increases (decreases) in the discount rate, in isolation, would result in a significantly lower (higher) fair value measurement.
(B)Significant increases (decreases) in the CPR, in isolation, would result in a significantly higher (lower) fair value measurement for residual interest securities and loans held for sale or investment, while the inverse is true for servicing assets.
(C)Significant increases (decreases) in the CDR, in isolation, would result in a significantly lower (higher) fair value measurement.
(D)Significant increases (decreases) in the servicing rate in excess of servicing costs, in isolation, would result in a significantly higher (lower) fair value measurement. Weighted average total mortgage servicing amount, net of subservicing costs.
(E)Significant increases (decreases) in the severity, in isolation, would result in a significantly lower (higher) fair value measurement.
(F)Unobservable inputs were weighted by respective fair value of each class.
(G)HELOC loans are measured at estimated fair value using a discounted cash flow valuation methodology, more specifically a residential mortgage cash flow model. Personal loans are measured at estimated fair value using a discounted cash flow valuation methodology, more specifically a loan cash flow model. The Company uses an estimated recovery from collections and recent sales to fair value personal loans that are thirty days past due; the fair value of such loans at December 31, 2024 and 2023 are not material.
The following tables summarize the estimated change in fair value of assets carried at fair value and classified within Level 3 of the fair value hierarchy for the unobservable inputs in "— Significant Valuation Inputs" at December 31, 2024. Each of the following sensitivity analyses is hypothetical and is provided for illustrative purposes only. There are certain limitations inherent in the sensitivity analyses presented. In particular, the results are calculated by stressing a particular economic assumption independent of changes in any other assumption; in practice, changes in one factor may result in changes in another, which might counteract or amplify the sensitivities. Also, changes in the fair value based on the following variations in an assumption generally may not be extrapolated because the relationship of the change in the assumption to the change in fair value may not be linear.

	-2%		-1%		+1%		+2%
	$	%	$	%	$	%	$	%
Discount Rate
Marketable Securities
Residual interest securities	$1,599	4.6%	$699	2.0%	$(1,163)	(3.4)%	$(2,124)	(6.2)%
Servicing Assets
HELOC loans	5,510	6.3	2,668	3.0	(2,514)	(2.9)	(4,880)	(5.5)
Mortgage loans	202	9.9	97	4.8	(89)	(4.4)	(171)	(8.4)
Loans Held for Sale(A)
HELOC loans	7,804	2.3	6,025	1.8	(10,088)	(3.0)	(21,523)	(6.4)

	-20%		-10%		+10%		+20%
	$	%	$	%	$	%	$	%
CPR
Marketable Securities
Residual interest securities	$(3,824)	(11.1)%	$(2,065)	(6.0)%	$1,912	5.5%	$4,160	12.1%
Servicing Assets
HELOC loans	5,642	6.4	2,721	3.1	(2,540)	(2.9)	(4,924)	(5.6)
Mortgage loans	114	5.6	56	2.7	(53)	(2.6)	(105)	(5.1)
Loans Held for Sale(A)
HELOC loans	616	0.2	336	0.1	(351)	(0.1)	(732)	(0.2)
CDR
Marketable Securities
Residual interest securities	1,049	3.0	424	1.2	(723)	(2.1)	(1,263)	(3.7)
Loans Held for Sale(A)
HELOC loans	1,100	0.3	560	0.2	(570)	(0.2)	(1,100)	(0.3)
Servicing Rate
Servicing Assets
HELOC loans	6,020	6.8	3,011	3.4	(3,006)	(3.4)	(6,015)	(6.8)
__________________
(A)Excludes non-HELOC loans as they are not considered material.